Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	AST Loomis Sayles Large-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Loomis Sayles Large-Cap Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.06% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Loomis Sayles Large-Cap Growth Portfolio	$95	$309	$541	$1,208

B.           AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Herndon Large-Cap Value Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

Management Fee	0.82%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement[1]	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.04% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Value Portfolio	$92	$296	$516	$1,151

C.          AST Advanced Strategies Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Advanced Strategies Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Advanced Strategies Portfolio	$100	$314	$546	$1,212

D.           AST International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.97%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$114	$358	$621	$1,374

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

A.	AST Loomis Sayles Large-Cap Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Loomis Sayles Large-Cap Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.87%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.06% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Loomis Sayles Large-Cap Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Loomis Sayles Large-Cap Growth Portfolio	$95	$309	$541	$1,208

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO | AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.87%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	1,208
AST HERNDON LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

B.           AST Herndon Large-Cap Value Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Herndon Large-Cap Value Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

Management Fee	0.82%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement[1]	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.04% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Herndon Large-Cap Value Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Herndon Large-Cap Value Portfolio	$92	$296	$516	$1,151

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
AST HERNDON LARGE-CAP VALUE PORTFOLIO | AST HERNDON LARGE-CAP VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	516
10 Years	rr_ExpenseExampleYear10	1,151
AST ADVANCED STRATEGIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

C.          AST Advanced Strategies Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST Advanced Strategies Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.81%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.03%
Acquired Fund Fees & Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST Advanced Strategies Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Advanced Strategies Portfolio	$100	$314	$546	$1,212

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
AST ADVANCED STRATEGIES PORTFOLIO | AST ADVANCED STRATEGIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.81%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	546
10 Years	rr_ExpenseExampleYear10	1,212
AST INTERNATIONAL GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST Loomis Sayles Large-Cap Growth Portfolio

AST Herndon Large-Cap Value Portfolio
AST Advanced Strategies Portfolio
AST International Growth Portfolio

Supplement dated July 26, 2013 to the
Prospectus of Advanced Series Trust, dated April 29, 2013, as amended June 28, 2013 and July 15, 2013

This supplement should be read in conjunction with your Advanced Series Trust (AST) prospectus and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus.

D.	AST International Growth Portfolio: Revision to Portfolio Fees and Expenses.

The AST Prospectus for the AST International Growth Portfolio is revised as follows:

I.	The following table replaces the table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.97%*
Distribution and/or Service Fees (12b-1 fees)	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.13%
Fee Waiver and/or Expense Reimbursement[1]	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.12%

[1] Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

* Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.

II.	The following table replaces the “EXAMPLE” table relating in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the AST Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$114	$358	$621	$1,374

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
AST INTERNATIONAL GROWTH PORTFOLIO | AST INTERNATIONAL GROWTH PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.97%	[1]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	$ 1,374

[1]	Management fees shown in the table above are based on a reduced contractual management fee rate for the Portfolio which became effective on February 25, 2013.
[2]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.06% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
[3]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.04% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
[4]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive 0.01% of their investment management fees through June 30, 2014. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.